January 5, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC   20549



      Re:   Dreyfus Balanced Fund, Inc.
                  Registration File No. 33-50350
            CIK No. 890341

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No.11 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 2000.


Very truly yours,

/s/ Loretta Johnston

cc: Dave Stephens
      Robert R. Mullery